Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	18,850,462	—	18,850,462	—
Equity securities with readily determinable fair value	64,916	64,916	—	—
Total assets	18,915,378	64,916	18,850,462	—

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	19,157,428	—	19,157,428	—
Equity securities with readily determinable fair value	28,452	28,452	—	—
Total assets	19,185,880	28,452	19,157,428	—